CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Statement Line Items [Line Items]
Net Income	₪ 31,656	$ 8,728		₪ 41,564	₪ 45,101
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax	41	11	[1]	764	363
Other comprehensive Income (Expenses) for the year	41	11	[1]	764	363
Total comprehensive Income for the year	₪ 31,697	$ 8,739	[1]	₪ 42,328	₪ 45,464

[1]	Convenience Translation into US Dollars.